Filed with the U.S. Securities and Exchange Commission on December 29, 2014

1933 Act Registration File No.  333-198731
1940 Act File No. 811- 22997
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[		]

(Check appropriate box or boxes.)

OAKTREE FUNDS
(Exact Name of Registrant as Specified in Charter)

333 South Grand Ave., 28th Floor
Los Angeles, CA 90071
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Todd Molz, Secretary
Oaktree Funds
333 South Grand Ave., 28th Floor
Los Angeles, CA 90071
(Name and Address of Agent for Service)

Copy to:
Barry Barbash, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue New York, N.Y. 10019-6099, U.S.A.

It is proposed that this filing will become effective:

√ Immediately upon filing pursuant to paragraph (b)
 On (date) pursuant to paragraph (b)
 60 days after filing pursuant to paragraph (a)(1)
 On (date) pursuant to paragraph (a)(1)
 75 days after filing pursuant to paragraph (a)(2)
 On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment No. 1 to the Registration Statement of Oaktree Funds on Form N-1A hereby incorporates Parts A, B and C from the Company’s Pre-Effective Amendment No. 3 on Form N-1A filed December 15, 2014.  This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 3 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-effective amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 29TH day of December 2014.

Oaktree Funds

By:/s/ John Sweeney
            John Sweeney
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/John Sweeney	President	December 29, 2014
John Sweeney

/s/Susan Gentile	Chief Financial Officer	December 29, 2014
Susan Gentile

Robin A. Ferracone*	Trustee	December 29, 2014
Robin A. Ferracone

R. Gregory Morgan*	Trustee	December 29, 2014
R. Gregory Morgan

Randolph W. Westerfield*	Trustee	December 29, 2014
Randolph W. Westerfield

John Frank*	Trustee	December 29, 2014
John Frank

*By: /s/ Martin Boskovich                                                                                     December 29, 2014
Martin Boskovich
Attorney-in-fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE